SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Summary of the share options activities

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	years	USD
Outstanding as of March 31, 2016	1,904,067	2.61
Granted	900,000	1.71
Exercised	—	—
Forfeited	(100,000)	1.71
Expired	(253,000)	3.60
Outstanding as of March 31, 2017	2,451,067	2.21
Granted	50,000	2.35
Exercised	—	—
Forfeited	(50,000)	1.71
Expired	(74,000)	3.60
Outstanding as of December 31, 2017	2,377,067	2.18
Granted	1,053,150	0.58
Exercised	(119,792)	1.77
Forfeited	(123,438)	1.71
Cancelled	(1,901,752)	2.13
Expired	(143,023)	3.89
Outstanding as of December 31, 2018	1,142,212	0.67
Vested and expected to vest as of December 31, 2018	1,142,212	0.67	9.71	—
Exercisable as of December 31, 2018	36,978	1.71	8.05	—

Schedule of information relating to options outstanding and exercisable

Options outstanding as of December 31, 2018			Options exercisable as of December 31, 2018
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
89,062	1.71	8.05	36,978	1.71	8.05
1,053,150	0.58	9.85	—	—	—
1,142,212	0.67	9.71	36,978	1.71	8.05

Summary of assumptions used in the valuation model

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018

Expected dividend yield	0%	8.7%	0%
Expected volatility	63%	60%	57%
Expected term	6.08	6.08	5.11/6.11
Risk-free interest rate (per annum)	1.98%	1.96%	3.05%/3.10%

Options
SHARE-BASED COMPENSATION
Schedule of compensation expense recognized for non-vested shares

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
Cost of revenues	—	—	—
Research and development	113,499	476,994	157,355
Sales and marketing	64,856	272,568	70,915
General and administrative	3,771,016	2,353,681	2,024,940
Total share-based compensation expense	3,949,371	3,103,243	2,253,210

Non-vested shares
SHARE-BASED COMPENSATION
Summary of the non-vested shares activities

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2016	120,000	2.145
Granted	2,700,000	1.650
Vested	(60,000)	2.145
Forfeited	(60,000)	1.650
Outstanding at March 31, 2017	2,700,000	1.661
Granted	—	—
Vested	(60,000)	2.145
Forfeited	(15,000)	1.650
Outstanding at December 31, 2017	2,625,000	1.650
Granted	2,572,584	0.537
Vested	(2,068,586)	0.872
Forfeited	(71,250)	1.650
Cancelled	(1,262,250)	1.650
Outstanding at December 31, 2018	1,795,498	0.951

Schedule of compensation expense recognized for non-vested shares

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
Cost of revenues	—	—	—
Research and development	118,906	516,339	240,441
Sales and marketing	59,453	258,170	96,058
General and administrative	786,594	2,908,303	7,119,658
Total share-based compensation expense	964,953	3,682,812	7,456,157